Leases - Schedule of Carrying Amounts of Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Balance, beginning of year	$ 3,781,233	$ 6,579,103
Current	663,920	722,675
Non-current	1,536,440	3,058,558
Additions
Lease modification	(214,057)	(958,296)
Reassessment of the lease liability	(462,032)	(888,426)
Accretion of interest	300,424	401,229
Gain on foreign exchange	66,894	(213,333)	$ (55,852)
Lease payments	(1,272,102)	(1,139,044)
Balance, end of year	$ 2,200,360	$ 3,781,233	$ 6,579,103